Taxation - Summary of Aggregate Amount and Per Share Effect of Tax Holidays (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Decrease of net loss attributable to ordinary shareholders	¥ 153,908	¥ 30,012	¥ 2,910
Decrease of net loss per share attributable to ordinary shareholders basic and diluted	¥ 0.20	¥ 4.51	¥ 0.44